Share-based option plan (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Measurement of Grant Date Fair Value of Share Options

The grant-date fair value of share options has been measured using the Black-Scholes model. Expected volatility has been calculated based on historical volatility of airline shares listed on stock exchanges in Brazil and Latin America. The inputs are mentioned below.

	First Option Plan
	1st program	2nd program	3rd program
Total options granted	5,032,800	1,572,000	656,000
Date of compensation committee	Dec 11, 2009	Mar 24, 2011	April, 05, 2011
Total options outstanding	769,520	335,600	37,560
Option exercise price	R$3.42	R$6.44	R$6.44
Option fair value as of grant date	R$1.93	R$4.16	R$4.16
Estimated volatility of the share price	47.67%	54.77%	54.77%
Expected dividend	1.10%	1.10%	1.10%
Risk-free rate of return	8.75%	12.00%	12.00%
Average remaining maturity (in years)	—	—	—
Maximum life of the option	10 years	10 years	10 years
Expected term considered for valuation	7 years	7 years	7 years

	Second Option Plan				Third Option Plan
	1st program	2nd program	3rd program	4rd program	1st program
Total options granted	2,169,122	627,810	820,250	680,467	9,343,510
Date of compensation committee	June 30, 2014	July 01, 2015	July 01, 2016	July 06, 2017	Mar 14, 2017
Total options outstanding	1,029,281	355,176	555,702	633,182	7,474,808
Option exercise price	R$19.15	R$14.51	R$14.50	R$22.57	R$11.85
Option fair value as of grant date	R$11.01	R$10.82	R$10.14	R$12.82	R$4.82
Estimated volatility of the share price	40.59%	40.59%	43.07%	43.35%	50.64%
Expected dividend	1.10%	1.10%	1.10%	1.10%	1.10%
Risk-free rate of return	12.46%	15.69%	12.21%	10.26%	11.32%
Average remaining maturity (in years)	—	0.4	1.5	2.5	3.2
Maximum life of the option	8 years	8 years	8 years	10 years	5 years
Expected term considered for valuation	4.5 years	4.5 years	4.5 years	5.5 years	5 years

Summary of Changes in Stock Options

Changes in stock options are disclosed below:

	Number of stock options	Weighted average exercise price (in reais)
Balance as of December 31, 2016	10,877,982	R$	8.38
Granted	10,023,977	R$	12.58
Cancelled	(468,818)	R$	8.19
Exercised	(4,182,454)	R$	5.61

Balance as of December 31, 2017	16,250,687	R$	11.69

Cancelled	(182,388)	R$	18.48
Exercised	(4,877,470)	R$	8.57

Balance as of December 31, 2018	11,190,829	R$	12.55

Number of options exercisable as of:
December 31, 2018	2,572,640	R$	11.60
December 31, 2017	4,788,718	R$	8.11

Summary of Fair Value of RSUs and Expense
26.2.1.	Information about the fair value of RSUs and expense

	Date of compensation committee	Total shares granted	Total shares outstanding	Fair value as of grant date (in reais)
1st program	June 30, 2014	487,670	11,902	R$	21.00
2nd program	July 01, 2015	294,286	66,651	R$	21.00
3rd program	July 01, 2016	367,184	160,412	R$	21.00
4th program	July 06, 2017	285,064	199,019	R$	24.17
5th program	August 07, 2018	291,609	291,609	R$	24.43

		1,725,813	729,593

Summary of Changes in RSUs

Changes in RSU are disclosed below:

Number of RSU
As of December 31, 2016	859,940
Granted	285,064
Cancelled	(63,676)
Paid	(271,382)

As of December 31, 2017	809,946

Granted	291,609
Cancelled	(72,303)
Paid	(299,659)

As of December 31, 2018	729,593

Phantom shares, 1st program [member]
Statement [LineItems]
Summary of Measurement of Grant Date Fair Value of Share Options

The fair value of share options on December 31, 2018 has been measured using the Black-Scholes model using the informations below.

	Phantom Shares
	1st program
Total options granted		707,400
Date of compensation committee		August 7, 2018
Total options outstanding		707,400
Option exercise price	R$	20.43
Option fair value	R$	9.85
Estimated volatility of the share price		34.00%
Expected dividend		1.10%
Risk-free rate of return		6.40%
Average remaining maturity (in years)		3.6
Maximum life of the option		8 years
Expected term considered for valuation		6 years